Note 13 - Convertible Notes Payable - 10Q (Detail) - Convertible Notes Payable (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Convertible Notes Payable		$ 6,800,000	$ 5,753,000
	6,800,000	6,800,000
Six Percent [Member]
Convertible Notes Payable	5,000,000	5,000,000
Ten Percent [Member]
Convertible Notes Payable	$ 1,800,000	$ 1,800,000	$ 6,000,000